SASCO 2007-BC4
Credit Risk Management Report
March 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
2008 Clayton Fixed Income Services Inc. All rights reserved.
The Report is based upon information provided to Clayton Fixed Income Services Inc.
by third parties and therefore Clayton Fixed Income Services Inc. cannot, and does not, warrant that the information contained in this Report is accurate or complete.
The information contained in this Report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this Report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this Report constitutes a recommendation to buy, sell, or hold that or any security.
Table of Contents
Section One
Executive Summary
Section Two
Loan-Level Report
Section Three
Prepayment Penalty Analysis
Section Four
Loss Analysis
Section Five
Analytics
2008 Clayton Fixed Income Services Inc. All rights reserved.
Section One
Executive Summary
2008 Clayton Fixed Income Services Inc. All rights reserved.
SASCO 2007-BC4
Executive Summary
March 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
OTS Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month. Similarly for 60 days delinquent and the second immediately succeeding month and 90 days delinquent and the third immediately succeeding month.
0
Transaction Summary
Servicer(s): Aurora Loan Services, Chase Home Finance, Colonial Savings,
Countrywide, Home Loan Services, HomEq, Midwest Loan
Services, Ocwen Loan Servicing, LLC, PHH Mortgage Services,
Select Portfolio Servicing, Inc., Wells Fargo
Mortgage Insurer(s): General Electric Mortgage Insurance, Mortgage Guaranty
Insurance Corporation, PMI Mortgage Insurance Co., Radian
Guaranty, Republic Mortgage Insurance Company, Triad
Guaranty Insurance Company, United Guaranty Residential
Insurance Company
Delinquency Reporting Method:
Master Servicer: Aurora Loan Services
Closing Date: 12/30/2007
Depositor: Structured Asset Securities Corporation
Securities Administrator: US Bank NA
Collateral Summary
Loan Count 5,949 5,796 97.43%
Collateral Balance $1,311,380,749 $1,273,232,576 97.09%
Closing Date
As of 3/25/2008
3/25/2008 Balance as
Percentage of Closing Date
Balance
2008 Clayton Fixed Income Services Inc. All rights reserved.
Collateral Statistics
Early Payment Defaults* 75 $20,650,469
First Payment Defaults 16 $4,234,466
* A default that occurs on the second or third scheduled payment.
Loan Count Summed Balance
3/25/2008 $26 2
Loss Summary
Remittance Losses Remitted to the Trust Number of Loan-Level Losses/Gains
Loss Analysis
For each remittance, Clayton analyzes each loan-level loss to ensure that the accurate amount of sale, MI, and hazard insurance proceeds are remitted to the trust. We also review these losses to ensure servicing advances, such as escrow advances and foreclosure fees, are reasonable. If any discrepancies are identified, Clayton actively pursues the servicer to mitigate the loss. Please refer to the Loss Analysis section of this report for details regarding losses to the security. Below is a summary of the losses passed through in this remittance.
Loss Issues for Current Month
3/25/2008 $124,244 $124,244 $0
Remittance Date Amount Remitted to the
Trust
Amount Remitted by the
Servicers
Difference
Total Cash Flows
For each remittance, Clayton reconciles the prepayment penalties that are collected by the servicers and remitted to the trust to ensure all appropriate funds are passed to the certificateholders. Please refer to the
Prepayment Penalty Analysis section of this report for details regarding paid-off loans with prepayment penalty flags. The table below provides a summary of Clayton's reconciliation for this remittance.
Prepayment Penalty Analysis
Prepayments
2/25/2008 $1,294,326,314 $11,991,217 0.92
1/25/2008 $1,307,437,745 $12,549,106 0.95
3/25/2008 $1,281,738,421 $8,019,667 0.62
Remittance Date Beginning Collateral Balance Total Prepayments Percentage of Prepayment
SASCO 2007-BC4 as of 3/25/2008
Section Two
Loan-Level Report
2008 Clayton Fixed Income Services Inc. All rights reserved.
2008 Clayton Fixed Income Services Inc. All rights reserved.
Loan-Level Report Definitions
FICO : Represents the borrower's credit score at the time of securitization/origination. FICO:
Last Paid Date:
Valuation:
C
Liquidation Date:
Estimated Loss/(Gain):
Delinquency Status:
Last Paid Date: Either the interest paid-through date or the last contractually due payment made by the borrower.
Clayton Fixed Income Services Inc. uses this date to calculate delinquencies.
Valuation: Represents what is believed to be the most accurate known value of a property based on Clayton Fixed
Income Services Inc.'s internal formulas. Several value appraisals may exist for a property, yet only what is believed to be the most accurate value according to these formulas is shown on the report. When no value is available, a valuation known as an "internal estimate" is calculated according to an internal formula that adjusts the original value of the property by the Housing Price Index (HPI) and a discount based on credit class.
Liquidation Date: Clayton Fixed Income Services Inc.'s internal estimate of the date on which the loan will liquidate if it proceeds through foreclosure and REO. This date takes into consideration servicing and state foreclosure timelines, as well as an estimated REO marketing period.
Estimated Loss/(Gain): Clayton Fixed Income Services Inc.'s internal estimate of the loss (or gain) that the loan will experience if it liquidates on the Liquidation Date.
Delinquency Status: Indicates the monthly payment and delinquency history for an individual loan. The right-most character specifies the last known delinquency status, according to the following:
3
6
9
F
R
0
The contractually due payment arrived on time.
The contractually due payment has not arrived within thirty days.
The contractually due payment has not arrived within sixty days.
The contractually due payment has not arrived within ninety days.
The property is in the process of foreclosure.
The property is real estate owned (REO).
The mortgage has either liquidated or been paid off.
OTS Delinquency Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month.
OTS Delinquency Method:
MBA Delinquency Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the last day of the month in which the payment was due.
MBA Delinquency Method:
SASCO 2007-BC4 Loan-Level Report
Mortgage Data Through: February 29, 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
* The estimated loss includes estimated mortgage insurance proceeds where applicable and in addition if the loan has been liquidated this reflects the actual loss that has been passed to the trust.
4/2/2008 Clayton continues to await the documents from the servicer.
Default Reason: (Unknown)
22.97% 12/1/2008 $191,237 CFF
Active
BPO $925,000
$775,000
$832,500
$831,372
90%
107% 11/30/2007
9914239
1
9/1/2007
CA
611
1/1/2007
2
2/29/2008
The borrower on this loan is due for the 9/1/2007 payment. The property securing this loan has increased $22,000 or three percent since origination. The property is located in New York and a notice of intent was send on 12/3/2007. New York has a eight month foreclosure timeline. Clayton will continue to monitor this loan to ensure that the servicer is applying the most appropriate loss mitigation strategies.
4/2/2008
A comment in the servicer system states that this loan is in litigation and not to initiate foreclosure. Clayton has asked the servicer for the details regarding the litigation and await a response.
Default Reason: (Unknown)
19.82% 3/1/2009 $130,829 999
Active
BPO $660,000
$682,000
$660,000
$659,638
100%
97% 11/20/2007
9914207
1
8/1/2007
NY
516
12/1/2006
2
2/29/2008
This loan has been added to the Watchlist because of the significant value decline in the property securing this loan. At origination on 7/5/2005 the property was valued at $107,000. A BPO dated 12/14/2007 valued the property at $12,600, representing a $94,400 or an 88 percent decline. Clayton has requested the original appraisal and BPO from the servicer to review the reason for the value decline and we await a response.
4/2/2008 The borrower is making payments and Clayton continues to await the documents from the servicer.
Default Reason: (Unknown)
109.81% 7/1/2009 $99,874 CCC
Active
BPO $107,000
$12,600
$90,950
$91,430
85%
726% 12/14/2007
9914175
1
2/1/2008
LA
528
9/1/2005
1
2/29/2008
This loan has been added to the Watchlist because of the delinquent status, high balance, and high estimated loss. This property is in foreclosure status as of the
2/25/2008 distribution and is located in New York which has an eight month foreclosure timeline. Clayton will continue to monitor this loan to ensure that the servicer is applying the most appropriate loss mitigation strategies.
4/2/2008
This property is located in New York which has an eight month foreclosure timeline. The value of this property has declined $218,450 or 32 percent since origination.
We have requested the valuations from the servicer to determine the reason for the value decline. We await a response.
Default Reason: (Unknown)
43.08% 5/1/2009 $258,537 6FF
Active
BPO $675,000
$456,550
$600,000
$597,548
89%
131% 12/28/2007
9919207
1
9/1/2007
NY
514
7/1/2006
2
Watchlist
Loan Number
Lien
Group
State
Status
First Pmt.
Last Paid Dt.
Valuation
Valuation Date
Orig. Appr.
Current Value
Orig. Amount
Current Bal.
OLTV
CLTV
Severity
MI Type
Liq. Date
Coverage Est (Gain)/Loss *
Delinquency
FICO
SASCO 2007-BC4 Loan-Level Report
Mortgage Data Through: February 29, 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
* The estimated loss includes estimated mortgage insurance proceeds where applicable and in addition if the loan has been liquidated this reflects the actual loss that has been passed to the trust.
2/29/2008
As of the 2/25/2008 distribution this loan is in foreclosure status. This property is located in California which has a eight month foreclosure timeline. At origination on
4/24/2007 the property securing this loan was valued at $1,275,000. A BPO dated 12/22/2007 valued this property at $800,000, representing a $475,000 or 37 percent decline in value. We have asked the servicer for the value reconciliation and we await a response. Clayton will continue to monitor this loan to ensure the servicer is applying the most appropriate loss mitigation strategies.
4/2/2008 Clayton continues to await the documents from the servicer.
Default Reason: (Unknown)
35.35% 12/1/2008 $360,642 6FF
Active
BPO $1,275,000
$800,000
$1,020,000
$1,018,707
80%
127% 12/22/2007
9915661
1
9/1/2007
CA
645
7/1/2007
2
2/29/2008
As of the 2/25/2008 distribution this loan is in foreclosure status. This property is located in California which has a eight month foreclosure timeline. At origination on
4/24/2007 the property securing this loan was valued at $450,000. A BPO dated 12/20/2007 valued this property at $220,000, representing a $230,000 or 51 percent decline in value. We have asked the servicer for the value reconciliation and we await a response. Clayton will continue to monitor this loan to ensure the servicer is applying the most appropriate loss mitigation strategies.
4/2/2008 Clayton continues to await the documents from the servicer.
Default Reason: (Unknown)
60.75% 12/1/2008 $246,056 6FF
Active
BPO $450,000
$220,000
$405,000
$404,683
90%
184% 12/20/2007
9915347
1
9/1/2007
CA
629
7/1/2007
2
2/29/2008
As of the 2/25/2008 distribution the borrower on this loan is due for the 10/1/2007 payment. This property is located in California which has a eight month foreclosure timeline. At origination on 1/16/2007 the property securing this loan was valued at $250,000. A BPO dated 12/21/2007 valued this property at $125,000, representing a
$125,000 or 50 percent decline in value. We have asked the servicer for the value reconciliation and we await a response. Clayton will continue to monitor this loan to ensure the servicer is applying the most appropriate loss mitigation strategies.
4/2/2008 Clayton continues to await the documents from the servicer.
Default Reason: (Unknown)
59.93% 1/1/2009 $134,847 69F
Active
BPO $250,000
$125,000
$225,000
$225,000
90%
180% 12/21/2007
9914268
1
9/1/2007
CA
560
3/1/2007
2
2/29/2008
As of the 2/25/2008 distribution this loan is in foreclosure status. This property is located in California which has a eight month foreclosure timeline. At origination on
11/15/2006 the property securing this loan was valued at $925,000. A BPO dated 11/30/2007 valued this property at $775,000, representing a $150,000 or 16 percent decline in value. We have asked the servicer for the value reconciliation and we await a response. Clayton will continue to monitor this loan to ensure the servicer is applying the most appropriate loss mitigation strategies.
Watchlist
Loan Number
Lien
Group
State
Status
First Pmt.
Last Paid Dt.
Valuation
Valuation Date
Orig. Appr.
Current Value
Orig. Amount
Current Bal.
OLTV
CLTV
Severity
MI Type
Liq. Date
Coverage Est (Gain)/Loss *
Delinquency
FICO
SASCO 2007-BC4 Loan-Level Report
Mortgage Data Through: February 29, 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
* The estimated loss includes estimated mortgage insurance proceeds where applicable and in addition if the loan has been liquidated this reflects the actual loss that has been passed to the trust.
Default Reason: (Unknown)
42.41% 12/1/2008 $225,329 6FF
Active
BPO $625,000
$390,000
$531,250
$530,567
85%
136% 11/05/2007
9916715
1
9/1/2007
CA
631
8/1/2007
2
2/29/2008
As of the 2/25/2008 distribution this loan is in foreclosure status. This property is located in New Jersey which has a 10 month foreclosure timeline. At origination on
6/11/2007 the property securing this loan was valued at $730,000. A BPO dated 12/18/2007 valued this property at $435,000, representing a $295,000 or 40 percent decline in value. We have asked the servicer for the value reconciliation and we await a response. Clayton will continue to monitor this loan to ensure the servicer is applying the most appropriate loss mitigation strategies.
4/2/2008 Clayton continues to await a response from the servicer.
Default Reason: (Unknown)
46.52% 6/1/2009 $271,679 6FF
Active
BPO $730,000
$435,000
$584,000
$583,256
80%
134% 12/18/2007
9916461
1
9/1/2007
NJ
691
8/1/2007
2
2/29/2008
As of the 2/25/2008 distribution the borrower on this loan is due for the 11/1/2007 payment. This property is located in California which has a eight month foreclosure timeline. At origination on 5/11/2007 the property securing this loan was valued at $475,000. A BPO dated 12/10/2007 valued this property at $220,000, representing a
$255,000 or 54 percent decline in value. We have asked the servicer for the value reconciliation and we await a response. Clayton will continue to monitor this loan to ensure the servicer is applying the most appropriate loss mitigation strategies.
4/2/2008 Clayton continues to await a response from the servicer.
Default Reason: (Unknown)
64.29% 1/1/2009 $274,870 36F
Active
BPO $475,000
$220,000
$427,500
$427,350
90%
194% 12/10/2007
9916195
1
10/1/2007
CA
594
7/1/2007
2
2/29/2008
As of the 2/25/2008 distribution this loan is in foreclosure status. This property is located in Massachusetts which has a four month foreclosure timeline. At origination on 5/3/2007 the property securing this loan was valued at $480,000. A BPO dated 11/15/2007 valued this property at $230,000, representing a $250,000 or 52 percent decline in value. We have asked the servicer for the value reconciliation and we await a response. Clayton will continue to monitor this loan to ensure the servicer is applying the most appropriate loss mitigation strategies.
4/2/2008 Clayton continues to await a response from the servicer.
Default Reason: (Unknown)
64.24% 12/1/2008 $277,542 9FF
Active
BPO $480,000
$230,000
$432,000
$431,855
90%
188% 11/15/2007
9916058
1
8/1/2007
MA
602
7/1/2007
2
Watchlist
Loan Number
Lien
Group
State
Status
First Pmt.
Last Paid Dt.
Valuation
Valuation Date
Orig. Appr.
Current Value
Orig. Amount
Current Bal.
OLTV
CLTV
Severity
MI Type
Liq. Date
Coverage Est (Gain)/Loss *
Delinquency
FICO
SASCO 2007-BC4 Loan-Level Report
Mortgage Data Through: February 29, 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
* The estimated loss includes estimated mortgage insurance proceeds where applicable and in addition if the loan has been liquidated this reflects the actual loss that has been passed to the trust.
4/2/2008 Clayton continues to await a response from the servicer.
Default Reason: (Unknown)
52.38% 12/1/2008 $208,997 6FF
Active
BPO $420,000
$259,900
$399,000
$399,000
95%
154% 12/21/2007
9918487
1
9/1/2007
CA
691
10/1/2007
2
2/29/2008
As of the 2/25/2008 distribution this loan is in foreclosure status. This property is located in California which has a eight month foreclosure timeline. At origination on
8/8/2007 the property securing this loan was valued at $400,000. A BPO dated 12/21/2007 valued this property at $229,000, representing a $171,000 or 43 percent decline in value. We have asked the servicer for the value reconciliation and we await a response. Clayton will continue to monitor this loan to ensure the servicer is applying the most appropriate loss mitigation strategies.
4/2/2008 Clayton continues to await a response from the servicer.
Default Reason: (Unknown)
56.66% 10/1/2008 $215,330 6FR
Active
BPO $400,000
$229,000
$380,000
$380,000
95%
166% 12/21/2007
9918254
1
9/1/2007
VA
655
10/1/2007
2
2/29/2008
As of the 2/25/2008 distribution this loan is in foreclosure status. This property is located in Arizona which has a four month foreclosure timeline. At origination on
7/25/2007 the property securing this loan was valued at $716,000. A BPO dated 1/2/2008 valued this property at $450,000, representing a $266,000 or 37 percent decline in value. We have asked the servicer for the value reconciliation and we await a response. Clayton will continue to monitor this loan to ensure the servicer is applying the most appropriate loss mitigation strategies.
4/2/2008 Clayton continues to await a response from the servicer.
Default Reason: (Unknown)
52.68% 2/1/2009 $358,284 6FF
Active
BPO $716,000
$450,000
$680,000
$679,691
95%
151% 01/02/2008
9917955
1
9/1/2007
AZ
651
9/1/2007
2
2/29/2008
As of the 2/25/2008 distribution this loan is in foreclosure status. This property is located in California which has a eight month foreclosure timeline. At origination on
6/4/2007 the property securing this loan was valued at $625,000. A BPO dated 11/5/2007 valued this property at $390,000, representing a $235,000 or 38 percent decline in value. We have asked the servicer for the value reconciliation and we await a response. Clayton will continue to monitor this loan to ensure the servicer is applying the most appropriate loss mitigation strategies.
4/2/2008 Clayton continues to await a response from the servicer.
Watchlist
Loan Number
Lien
Group
State
Status
First Pmt.
Last Paid Dt.
Valuation
Valuation Date
Orig. Appr.
Current Value
Orig. Amount
Current Bal.
OLTV
CLTV
Severity
MI Type
Liq. Date
Coverage Est (Gain)/Loss *
Delinquency
FICO
SASCO 2007-BC4 Loan-Level Report
Mortgage Data Through: February 29, 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
* The estimated loss includes estimated mortgage insurance proceeds where applicable and in addition if the loan has been liquidated this reflects the actual loss that has been passed to the trust.
2/29/2008
As of the 2/25/2008 distribution this loan is in foreclosure status. This property is located in Florida which has a five month foreclosure timeline. At origination on
8/27/2007 the property securing this loan was valued at $723,000. A BPO dated 12/23/2007 valued this property at $397,500, representing a $325,500 or 45 percent decline in value. We have asked the servicer for the value reconciliation and we await a response. Clayton will continue to monitor this loan to ensure the servicer is applying the most appropriate loss mitigation strategies.
4/2/2008 Clayton continues to await the documents from the servicer.
Default Reason: (Unknown)
62.01% 1/1/2009 $425,919 FFF
Active
BPO $723,000
$397,500
$686,850
$686,850
95%
173% 12/23/2007
9918916
1
9/1/2007
FL
670
10/1/2007
2
2/29/2008
As of the 2/25/2008 distribution this loan is in foreclosure status. This property is located in California which has a eight month foreclosure timeline. At origination on
8/20/2007 the property securing this loan was valued at $608,000. A BPO dated 12/26/2007 valued this property at $435,000, representing a $173,000 or 29 percent decline in value. We have asked the servicer for the value reconciliation and we await a response. Clayton will continue to monitor this loan to ensure the servicer is applying the most appropriate loss mitigation strategies.
4/2/2008 Clayton continues to await a response from the servicer.
Default Reason: (Unknown)
41.97% 12/1/2008 $242,438 6FF
Active
BPO $608,000
$435,000
$577,600
$577,600
95%
133% 12/26/2007
9918778
1
9/1/2007
CA
666
10/1/2007
2
2/29/2008
As of the 2/25/2008 distribution this loan is in foreclosure status. This property is located in California which has a eight month foreclosure timeline. At origination on
8/3/2007 the property securing this loan was valued at $405,000. A BPO dated 12/24/2007 valued this property at $225,000, representing a $180,000 or 44 percent decline in value. We have asked the servicer for the value reconciliation and we await a response. Clayton will continue to monitor this loan to ensure the servicer is applying the most appropriate loss mitigation strategies.
4/2/2008 Clayton continues to await a response from the servicer.
Default Reason: (Unknown)
60.26% 12/1/2008 $231,875 6FF
Active
BPO $405,000
$225,000
$384,750
$384,750
95%
171% 12/24/2007
9918551
1
9/1/2007
CA
616
10/1/2007
2
2/29/2008
As of the 2/25/2008 distribution this loan is in foreclosure status. This property is located in California which has a eight month foreclosure timeline. At origination on
8/9/2007 the property securing this loan was valued at $420,000. A BPO dated 12/21/2007 valued this property at $259,900, representing a $160,100 or 38 percent decline in value. We have asked the servicer for the value reconciliation and we await a response. Clayton will continue to monitor this loan to ensure the servicer is applying the most appropriate loss mitigation strategies.
Watchlist
Loan Number
Lien
Group
State
Status
First Pmt.
Last Paid Dt.
Valuation
Valuation Date
Orig. Appr.
Current Value
Orig. Amount
Current Bal.
OLTV
CLTV
Severity
MI Type
Liq. Date
Coverage Est (Gain)/Loss *
Delinquency
FICO
SASCO 2007-BC4 Loan-Level Report
Mortgage Data Through: February 29, 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
* The estimated loss includes estimated mortgage insurance proceeds where applicable and in addition if the loan has been liquidated this reflects the actual loss that has been passed to the trust.
2/4/2008
As of the 1/25/2008 distribution, this loan is in foreclosure status. This loan is due for the 10/1/2007 payment. Clayton will continue to monitor this loan to ensure the servicer is applying the most appropriate loss mitigation strategies. We will also make sure an updated valuation is received by the 2/25/2008 distribution.
2/29/2008
A value of $290,000 was received for this loan. This represents a $85,000 or 23 percent decline in value. Clayton will continue to monitor this loan to ensure that the servicer is applying the most appropriate loss mitigation strategies.
4/2/2008
This loan has been added to the Watchlist because of the value decline and delinquency status. As of the 3/25/2008 distribution this loan is in foreclosure status. The property securing this loan has declined $85,000 or 23 percent since origination. Clayton has requested the valuation documents from the servicer to determine the reason for the value decline and await a response.
Default Reason: (Unknown)
23.07% 12/1/2008 $69,225 FFF
Active
BPO $375,000
$290,000
$300,000
$300,000
80%
103% 12/22/2007
9919960
1
9/1/2007
CA
706
10/1/2005
2
2/4/2008
As of the 1/25/2008 distribution, this loan is in foreclosure status. This loan is due for the 10/1/2007 payment. Clayton will continue to monitor this loan to ensure the servicer is applying the most appropriate loss mitigation strategies. We will also make sure an updated valuation is received by the 2/25/2008 distribution.
2/29/2008
Clayton has not received an updated value on this property that is in foreclosure status. We have asked the servicer to provide the most recent valuation or to perform one if none is available. We await a response.
4/2/2008 The servicer has issued an officer's certificate to stop advances on this loan and Clayton continues to await an updated value for this loan.
Default Reason: (Unknown)
37.58% 2/1/2009 $23,963 FFF
Active
Internal Estimate $75,000
$57,826
$63,750
$63,368
85%
110% 12/31/2006
9920067
1
9/1/2007
SC
458
11/1/2006
2
Watchlist
Loan Number
Lien
Group
State
Status
First Pmt.
Last Paid Dt.
Valuation
Valuation Date
Orig. Appr.
Current Value
Orig. Amount
Current Bal.
OLTV
CLTV
Severity
MI Type
Liq. Date
Coverage Est (Gain)/Loss *
Delinquency
FICO
Section Three
Prepayment Penalty Analysis
2008 Clayton Fixed Income Services Inc. All rights reserved.
Trustee Remittance Date: March 25, 2008
SASCO 2007-BC4 Prepayment Penalty Analysis
2008 Clayton Fixed Income Services Inc. All rights reserved.
Total Cash Flows
100.00% 100.00% 100.00%
44.26% 46.81% 48.89%
27 22 22
0 0 0
27 22 22
0 0 0
0 0 0
27 22 22
0 0 0
0 0 0
0 1 0
0 0 0
0 0 0
5 1 2
32 24 24
61 47 45
$0
$0
$0
$183,618 $165,181 $124,244
$183,618 $165,181 $124,244
Penalties Remitted for loans with Active Prepayment Flags
Total Loans with Penalties Remitted to the Total Paid-Off Loans
Total Loans with Penalties Remitted
Loans without Prepayment Flags or with Expired Flags with Penalties Remitted
Loans with Active Prepayment Flags with Penalties Remitted
Aggregate Paid-Off Loans
Paid-Off Loans with Active Prepayment Flags that Did Not Have Penalties Remitted
Paid-Off Loans that Did Not Have Penalties Collected because of State Statutes
Other Exceptions
Total Paid-Off Loans with Active Prepayment Flags
Other - Actions Preventing the Collection of Prepayment Penalties
Documentation Issues Preventing the Collection of Prepayment Penalties
Loss Mitigation (Short Sales, Charge Offs)
Acceleration of Debt
Liquidated out of REO Status
Expired Prepayment Clauses (as stated in the Note)
Exceptions
Total Paid Off Loans With Prepayment Flags
Total Paid Off Loans
Total Collections by the Servicers
Difference
Amount Remitted by the Servicers
Amount Remitted to the Trust
1/25/2008 2/25/2008 3/25/2008 Trustee Remittance Date
Trustee Remittance Date: March 25, 2008
SASCO 2007-BC4 Paid-Off Mortgages With Prepayment Flags
2008 Clayton Fixed Income Services Inc. All rights reserved.
9917384 IL CC0 7/19/2007 2 07/19/2009 $205,953 $7,578 4%
9920101 TX CC0 8/16/2006 3 08/16/2009 $119,200 $4,410 4%
9917438 MD CC0 7/18/2007 2 07/18/2009 $154,742 $5,478 4%
9918660 FL CC0 8/24/2007 3 08/24/2010 $75,035 $2,928 4%
9917240 IL CC0 7/13/2007 2 07/13/2009 $233,785 $10,004 4%
9915006 WA CC0 3/29/2007 3 03/29/2010 $113,047 $3,832 3%
9918289 AR CC0 8/10/2007 3 08/10/2010 $114,718 $2,753 2%
9918498 CA CC0 8/10/2007 3 08/10/2010 $278,000 $8,412 3%
9916179 AZ CC0 5/24/2007 3 05/24/2010 $154,500 $4,002 3%
9915762 MD CC0 5/10/2007 3 05/10/2010 $162,164 $6,263 4%
9916003 UT CC0 5/17/2007 3 05/17/2010 $190,958 $8,021 4%
9915865 FL CC0 4/25/2007 2 04/25/2009 $131,219 $4,602 4%
9915322 MD CC0 4/27/2007 2 04/27/2009 $163,087 $5,916 4%
9917282 MD CC0 7/13/2007 1 07/13/2008 $266,092 $9,575 4%
9917026 WI CC0 6/27/2007 2 06/27/2009 $122,004 $4,637 4%
9920085 VT CC0 6/2/2006 2 06/02/2008 $185,216 $7,038 4%
9915673 CA CC0 5/21/2007 2 05/21/2009 $220,435 $7,165 3%
9916804 VA CC0 6/22/2007 2 06/22/2009 $81,545 $2,592 3%
9917018 PA CC0 6/27/2007 2 06/27/2009 $71,716 $2,967 4%
9916922 MD CC0 6/19/2007 2 06/19/2009 $255,646 $10,020 4%
9916093 FL CC0 5/25/2007 2 05/25/2009 $89,626 $3,566 4%
9916349 CA CC0 5/25/2007 2 05/25/2009 $75,778 $2,486 3%
Loan
Number
State
Delinquency History
Origination
Date
Years to
Expiration
Expiration
Date
Payoff
Amount
PPP Remitted
% of PPP to
Payoff
Amount
Comments
Section Four
Loss Analysis
2008 Clayton Fixed Income Services Inc. All rights reserved.
Date Loan Loss Amount Loss Percentage
3/25/2008 $25.50 0.00%
2/25/2008 $77,872.61 0.01%
1/25/2008 $0.00 0.00%
Totals:
*The loss percentage is a calculation of the total monthly loss as a percentage of the original balance of the security.
$77,898.11 0.01%
Losses Through: February 29, 2008
SASCO 2007-BC4 Historical Monthly Losses
2008 Clayton Fixed Income Services Inc. All rights reserved.
$18 $8 Loan-Level Losses:
$18 Subsequent Losses:
$0 Subsequent Gains:
$26
Monthly Security Loss:
$18 Losses Remitted:
$8 Difference*:
Remittance Statement
Summary
3/25/2008
* For further details, please refer to the "Loss Analysis"
section of the Executive Summary.
Loan-Level Loss Report
Loan Number
Loss
Loan Number
Loss
Loan Number
Loss
9916590 $8
$8
Total:
Loan-Level Loss Report
Subsequent Losses
Loan Number
Loss
Loan Number
Loss
Loan Number
Loss
9914562 $18
$18
Total:
Subsequent Losses
SASCO 2007-BC4 Loss Reconciliation Report
Trustee Remittance Date: March 25, 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
Losses Through: February 29, 2008
SASCO 2007-BC4 Loss Report
2008 Clayton Fixed Income Services Inc. All rights reserved.
9916590
MD 6/14/2007 65% $204,750 $7.75 0.00%
$315,000
Monthly Total:
$7.75 0.00%
March 25, 2008
Origination
Original Amount
Loan Number
State
Date
Original LTV
Original Appraisal
Loss
Loss Severity
Section Five
Analytics
2008 Clayton Fixed Income Services Inc. All rights reserved.
SASCO 2007-BC4 FICO Distribution by Status
Mortgage Data Through: February 29, 2008
FICO Delinquency Percentage
420 Current 0
420 Delinquent 0.001
430 Current 0
430 Delinquent 0.004
440 Current 0
440 Delinquent 0.003
450 Current 0.023
450 Delinquent 0.012
460 Current 0.002
460 Delinquent 0.016
470 Current 0.005
470 Delinquent 0.021
480 Current 0.004
480 Delinquent 0.026
490 Current 0.007
490 Delinquent 0.029
490 Paid Off 0.007
500 Current 0.017
500 Delinquent 0.043
510 Current 0.04
510 Delinquent 0.071
510 Paid Off 0.074
520 Current 0.036
520 Delinquent 0.085
520 Paid Off 0.051
530 Current 0.041
530 Delinquent 0.033
530 Paid Off 0.059
540 Current 0.033
540 Delinquent 0.056
540 Paid Off 0.037
550 Current 0.043
550 Delinquent 0.056
550 Paid Off 0.066
560 Current 0.041
560 Delinquent 0.058
560 Paid Off 0.051
570 Current 0.041
570 Delinquent 0.033
570 Paid Off 0.059
580 Current 0.044
580 Delinquent 0.037
580 Paid Off 0.037
590 Current 0.045
590 Delinquent 0.052
590 Paid Off 0.066
600 Current 0.061
600 Delinquent 0.045
600 Paid Off 0.029
Status # of Loans Std. Deviation Average
610 Current 0.064
610 Delinquent 0.045
610 Paid Off 0.066
620 Current 0.07
620 Delinquent 0.041
620 Paid Off 0.051
630 Current 0.071
630 Delinquent 0.047
630 Paid Off 0.081
640 Current 0.076
640 Delinquent 0.047
640 Paid Off 0.037
650 Current 0.053
650 Delinquent 0.037
650 Paid Off 0.029
660 Current 0.044
660 Delinquent 0.029
660 Paid Off 0.074
670 Current 0.035
670 Delinquent 0.022
670 Paid Off 0.044
680 Current 0.033
680 Delinquent 0.019
680 Paid Off 0.044
690 Current 0.023
690 Delinquent 0.011
690 Paid Off 0.022
700 Current 0.013
700 Delinquent 0.001
700 Paid Off 0.015
710 Current 0.008
710 Delinquent 0.003
710 Paid Off 0.015
720 Current 0.005
720 Delinquent 0.007
720 Paid Off 0.015
730 Current 0.005
730 Delinquent 0.001
730 Paid Off 0.015
740 Current 0.004
740 Delinquent 0.001
750 Current 0.002
760 Current 0.002
770 Current 0.002
770 Delinquent 0.001
780 Current 0.001
790 Current 0.001
790 Delinquent 0.001
800 Current 0.001
810 Current 0
Current 5,076 598 66.046
Delinquent 729 566 73.808
Paid Off 144 591 92.198
5,949 Total:
Copyright 2008, Clayton Fixed Income Services Inc. All rights reserved.
SASCO 2007-BC4 Loan-to-Value Distribution by Status
Mortgage Data Through: February 29, 2008
Status # of Loans Std. Deviation Average
LTV Delinquency Percentage
0.1 Current 0.001
0.2 Delinquent 0.001
0.2 Current 0.002
0.3 Current 0.007
0.3 Paid Off 0.007
0.3 Delinquent 0.003
0.4 Current 0.018
0.4 Paid Off 0.015
0.4 Delinquent 0.005
0.5 Current 0.041
0.5 Delinquent 0.025
0.5 Paid Off 0.074
0.6 Current 0.08
0.6 Paid Off 0.14
0.6 Delinquent 0.064
0.7 Current 0.154
0.7 Paid Off 0.191
0.7 Delinquent 0.134
0.8 Delinquent 0.274
0.8 Current 0.243
0.8 Paid Off 0.243
0.9 Current 0.286
0.9 Delinquent 0.337
0.9 Paid Off 0.221
1 Current 0.165
1 Paid Off 0.169
1 Delinquent 0.155
Current 5,076 0.794 0.148
Delinquent 729 0.816 0.125
Paid Off 144 0.767 0.153
5,949 Total:
Copyright 2008, Clayton Fixed Income Services Inc. All rights reserved.
SASCO 2007-BC4 Balance Distribution by Status
Mortgage Data Through: February 29, 2008
Balance Delinquency Percentage
20000 Current 0.001
30000 Current 0.003
30000 Delinquent 0.005
40000 Current 0.006
40000 Delinquent 0.011
50000 Current 0.011
50000 Delinquent 0.015
60000 Current 0.017
60000 Delinquent 0.01
70000 Current 0.024
70000 Delinquent 0.025
80000 Current 0.031
80000 Delinquent 0.03
90000 Current 0.023
90000 Delinquent 0.022
100000 Current 0.039
100000 Delinquent 0.037
110000 Current 0.042
110000 Delinquent 0.037
120000 Current 0.04
120000 Delinquent 0.044
130000 Current 0.041
130000 Delinquent 0.034
140000 Current 0.038
140000 Delinquent 0.04
150000 Current 0.043
150000 Delinquent 0.022
160000 Current 0.041
160000 Delinquent 0.041
170000 Current 0.043
170000 Delinquent 0.034
180000 Current 0.038
180000 Delinquent 0.041
190000 Current 0.031
190000 Delinquent 0.023
200000 Current 0.038
200000 Delinquent 0.021
210000 Current 0.036
210000 Delinquent 0.03
220000 Current 0.035
220000 Delinquent 0.036
230000 Current 0.029
230000 Delinquent 0.032
240000 Current 0.033
240000 Delinquent 0.027
250000 Current 0.03
250000 Delinquent 0.025
260000 Current 0.025
260000 Delinquent 0.021
270000 Current 0.019
270000 Delinquent 0.033
280000 Current 0.021
280000 Delinquent 0.021
290000 Current 0.017
290000 Delinquent 0.018
300000 Current 0.018
300000 Delinquent 0.021
310000 Current 0.02
310000 Delinquent 0.018
320000 Current 0.014
320000 Delinquent 0.022
330000 Current 0.01
330000 Delinquent 0.025
340000 Current 0.013
340000 Delinquent 0.015
350000 Current 0.011
350000 Delinquent 0.014
360000 Current 0.01
360000 Delinquent 0.015
370000 Current 0.01
370000 Delinquent 0.008
380000 Current 0.007
380000 Delinquent 0.004
390000 Current 0.006
390000 Delinquent 0.005
400000 Current 0.006
400000 Delinquent 0.011
410000 Current 0.005
410000 Delinquent 0.005
420000 Current 0.006
420000 Delinquent 0.004
430000 Current 0.005
430000 Delinquent 0.011
440000 Current 0.007
440000 Delinquent 0.003
450000 Current 0.005
450000 Delinquent 0.008
460000 Current 0.005
460000 Delinquent 0.007
470000 Current 0.004
470000 Delinquent 0.008
480000 Current 0.003
480000 Delinquent 0.003
490000 Current 0.004
490000 Delinquent 0.003
500000 Current 0.004
500000 Delinquent 0.004
510000 Current 0.002
510000 Delinquent 0.005
520000 Current 0.002
520000 Delinquent 0.003
530000 Current 0.003
530000 Delinquent 0.003
540000 Current 0.002
540000 Delinquent 0.003
550000 Current 0.003
560000 Current 0.002
560000 Delinquent 0.001
570000 Current 0.002
570000 Delinquent 0.003
580000 Current 0.001
580000 Delinquent 0.004
590000 Current 0.002
590000 Delinquent 0.004
600000 Current 0.001
600000 Delinquent 0.001
610000 Current 0.001
620000 Current 0.001
630000 Current 0.001
640000 Current 0.002
640000 Delinquent 0.003
650000 Current 0
650000 Delinquent 0.003
660000 Current 0
660000 Delinquent 0.003
670000 Current 0
680000 Current 0
680000 Delinquent 0.003
690000 Current 0.001
690000 Delinquent 0.001
700000 Current 0.001
710000 Current 0
710000 Delinquent 0.003
720000 Current 0
750000 Current 0
750000 Delinquent 0.001
760000 Current 0
780000 Current 0
790000 Current 0
790000 Delinquent 0.001
800000 Current 0
810000 Current 0
820000 Current 0
830000 Current 0
830000 Delinquent 0.003
840000 Current 0
840000 Delinquent 0.003
850000 Current 0
870000 Current 0
880000 Current 0
890000 Current 0
900000 Current 0
920000 Current 0
940000 Current 0
950000 Current 0
Status # of Loans Std. Deviation Average
970000 Current 0
1000000 Current 0
1020000 Delinquent 0.001
1060000 Current 0
1100000 Current 0
1160000 Current 0
1180000 Current 0
1500000 Current 0
Current 5,076 217,638.51 129,007.24
Delinquent 729 234,434.98 143,402.83
5,805 Total:
Copyright 2008, Clayton Fixed Income Services Inc. All rights reserved.
SASCO 2007-BC4 Mortgage Type Distribution by Status
Mortgage Data Through: February 29, 2008
Mortgage Type Loan Count Avg. Balance Total Balance Std. Deviation
Mortgage Type Delinquency Percentage
Investment Home Current 0.08
Investment Home Delinquent 0.077
Investment Home Paid Off 0.066
Primary Home Current 0.911
Primary Home Delinquent 0.919
Primary Home Paid Off 0.985
Second Home Current 0.007
Second Home Delinquent 0.004
Second Home Paid Off 0.007
ARM 48,243,818.72 181,367.74 165,846.23 266
Fixed 1,227,392,383.14 215,976.14 131,868.09 5,683
5,949 Total: 1,275,636,201.86
Copyright 2008, Clayton Fixed Income Services Inc. All rights reserved.
SASCO 2007-BC4 Mortgage Term Distribution by Status
Mortgage Data Through: February 29, 2008
# of Loans Other 180 120 240 360
Mortgage Term Delinquency Percentage
0 Current 0
0 Current 0.004
0 Current 0
0 Delinquent 0.005
120 Delinquent 0.001
180 Delinquent 0.012
180 Current 0.006
240 Current 0.003
240 Delinquent 0.007
360 Current 0.985
360 Delinquent 0.974
360 Paid Off 1.059
5,949 21 40 1 26
5861
Copyright 2008, Clayton Fixed Income Services Inc. All rights reserved.
Cash-out
refinance
Purchase
Rate/term
refinance
Home
Improvement
Other
4,215
70.9%
21.2%
1,262
7.9% 468
0.0% 1
0.1% 3
Cash-out
refinance
Purchase
Rate/term
refinance
Home
Improvement
Other
71.2% 3,615
21.1% 1,072
7.6% 387
0.0% 1
0.0% 1
Total 5,949 100% Total 5,076 100%
Cash-out
refinance
Purchase
Rate/term
refinance
Home
Improvement
Other
Cash-out
refinance
Purchase
Rate/term
refinance
Home
Improvement
Other
67.5% 492
21.9% 160
10.6% 77
0.0% 0
0.0% 0
75.0% 108
20.8% 30
2.8% 4
0.0% 0
1.4% 2
Total 729 100% Total 144 100%
Purpose Number Percentage Purpose Number Percentage
Delinquent Loans Paid Off Loans
SASCO 2007-BC4 Mortgage Purpose Distribution
Mortgage Data Through: February 29, 2008
Purpose Number Percentage Purpose Number Percentage
Origination Statistics Current Loans
Copyright 2008, Clayton Fixed Income Services Inc. All rights reserved.
SASCO 2007-BC4 Ownership Distribution by Status
Mortgage Data Through: February 29, 2008
Title # of Loans
Ownership Type Delinquency Percentage
Investment Home Current 0.08
Investment Home Delinquent 0.077
Investment Home Paid Off 0.066
Primary Home Current 0.911
Primary Home Delinquent 0.919
Primary Home Paid Off 0.985
Second Home Current 0.007
Second Home Delinquent 0.004
Second Home Paid Off 0.007
Investment Home 474
Primary Home 5,433
Second Home 42
5,949 Total:
Copyright 2008, Clayton Fixed Income Services Inc. All rights reserved.
Date Distribution Date CPR 3-Month MA 6-Month MA 12-Month MA
2/29/2008 3/25/2008 7.30%
1/31/2008 2/25/2008 10.71%
12/31/2007 1/25/2008 11.04%
Mortgage Data Through: February 29, 2008
SASCO 2007-BC4 Conditional Prepayment Rates
Copyright 2008, Clayton Fixed Income Services Inc. All rights reserved.
Date Average Age Default Rate
Weighted
CDR (F-R) SDA % Default Amt
Monthly
SDA Curve
29-Feb-08 9.66 0.06% 0.72% 371% $816,591 0.19%
31-Jan-08 8.66 0.00% 0.00% 0% $0 0.17%
31-Dec-07 7.66 0.00% 0.00% 0% $0 0.15%
SASCO 2007-BC4 Historical SDA Performance
Mortgage Data Through: February 29, 2008
Averages:
0.02% 0.24% 124% $272,197 8.66 0.17%
Copyright 2008, Clayton Fixed Income Services Inc. All rights reserved.
of 1 1

Document Outline

  Cover Page
  Table of Contents
  Executive Summary
  Loan-Level Report
  Prepayment Penalty Analysis
  Loss Analysis
  Analytics